MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Nov. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2022	Dec. 14, 2022	Dec. 31, 2021	Nov. 05, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables		$ 148,084	$ 111,896
Debt		210,715	225,940
Income tax payable		31,779	11,589
Lease obligations		71,473	31,193
Other non-current liabilities		9,973	2,596
Cash and cash equivalents		128,148	80,493			$ 107,097
Operating leases		71,473	31,193
Capital commitments			14,303
Provisions		79,323	60,012
Total financial liabilities		551,347	457,529
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables		148,084	111,896
Debt		45,715
Income tax payable		31,779	11,589
Lease obligations		20,339	11,343
Operating leases		20,339	11,343
Capital commitments			13,923
Provisions		5,527	3,227
Total financial liabilities		251,444	151,978
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases		44,677	14,044
Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		165,000	225,940
Lease obligations		39,775	8,308
Other non-current liabilities		9,973	2,596
Capital commitments			380
Provisions		27,157	24,635
Total financial liabilities		241,905	261,859
Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations		4,902	5,736
Provisions		8,219	9,110
Total financial liabilities		13,121	14,846
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations		6,457	5,806
Operating leases		6,457	5,806
Provisions		38,420	23,040
Total financial liabilities		$ 44,877	$ 28,846
Amended Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity	$ 120,000			$ 250,000	$ 200,000		$ 200,000
Debt term	4 years
Amended Credit Facility [Member] | After Three Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity	$ 150,000